Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

On January 22, 2020, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2019 of $0.30 per share of common stock which will be paid on April 7, 2020 to stockholders of record as of March 5, 2020.